Fair Value of Financial Instruments - Details of financial instruments and their classifications (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019 [1]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 3,884,724	$ 4,385,631	[1]	$ 4,488,238
Financial liabilities	3,784,046	4,140,732	[1]	$ 3,890,436
Tax receivable	6,500	10,300
Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Financial assets	431,158	657,821
Financial liabilities	3,547,210	3,806,916
Recurring fair value measurement | Accounts payable and other
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	62,414	81,850
Recurring fair value measurement | Other financial liabilities (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	223,337	343,335
Recurring fair value measurement | Due to related parties (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	797,432	622,014
Recurring fair value measurement | Borrowings (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,464,027	2,759,717
Recurring fair value measurement | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	190,942	235,734
Recurring fair value measurement | Financial assets (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	65,140	139,886
Recurring fair value measurement | Accounts and other receivable, net (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	120,940	212,316
Recurring fair value measurement | Due from related parties (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	978	9,980
Recurring fair value measurement | Other assets (current and non current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	53,158	59,905
Recurring fair value measurement | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	24,229	203,597
Recurring fair value measurement | FVTPL | Accounts payable and other
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Recurring fair value measurement | FVTPL | Other financial liabilities (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	24,229	203,597
Recurring fair value measurement | FVTPL | Due to related parties (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Recurring fair value measurement | FVTPL | Borrowings (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Recurring fair value measurement | Amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	3,522,981	3,603,319
Recurring fair value measurement | Amortised cost | Accounts payable and other
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	62,414	81,850
Recurring fair value measurement | Amortised cost | Other financial liabilities (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	199,108	139,738
Recurring fair value measurement | Amortised cost | Due to related parties (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	797,432	622,014
Recurring fair value measurement | Amortised cost | Borrowings (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,464,027	2,759,717
Recurring fair value measurement | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	325	6,497
Recurring fair value measurement | FVTPL | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring fair value measurement | FVTPL | Financial assets (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	325	6,497
Recurring fair value measurement | FVTPL | Accounts and other receivable, net (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring fair value measurement | FVTPL | Due from related parties (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring fair value measurement | FVTPL | Other assets (current and non current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Recurring fair value measurement | Amortised cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	430,833	651,324
Recurring fair value measurement | Amortised cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	190,942	235,734
Recurring fair value measurement | Amortised cost | Financial assets (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	64,815	133,389
Recurring fair value measurement | Amortised cost | Accounts and other receivable, net (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	120,940	212,316
Recurring fair value measurement | Amortised cost | Due from related parties (current and non-current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	978	9,980
Recurring fair value measurement | Amortised cost | Other assets (current and non current)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 53,158	$ 59,905

[1]	See Note 2i for further details.